Fair Value (Details) - Schedule of Fair Value by Using Key Inputs - Convertible Debt Securities [Member] - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Face value principal payable	$ 8,233,271	$ 14,662,727
Original conversion price	$ 4.75	$ 4.75
Value of Common Stock	$ 0.605	$ 0.69
Expected term (years)	1 year 3 months 18 days	1 year 9 months 18 days
Volatility	111.00%	77.00%
Market yield	41.7%	44.3 to 43.9%
Risk free rate	4.90%	4.40%
Issue date	Oct. 05, 2021	Oct. 05, 2021
Maturity date	Oct. 05, 2024	Oct. 05, 2024